Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 3.1%
81,809		AGL Energy Ltd.	$ 916,554	0.2
525,210		Aurizon Holdings Ltd.	1,666,145	0.3
45,534		Australia & New Zealand Banking Group Ltd.	541,925	0.1
124,066		BHP Group Ltd.	2,920,004	0.5
216,634		Coca-Cola Amatil Ltd.	1,266,869	0.2
150,632		Crown Resorts Ltd.	965,165	0.2
10,166		Macquarie Group Ltd.	747,714	0.1
103,539		Newcrest Mining Ltd.	2,098,007	0.4
74,540		Rio Tinto Ltd.	4,655,716	0.8
39,160		Sonic Healthcare Ltd.	736,152	0.1
252,282		Sydney Airport	987,060	0.2
		17,501,311		3.1

		Belgium: 0.7%
19,987		Colruyt S.A.	1,206,388	0.2
24,801		UCB S.A.	2,482,213	0.5
		3,688,601		0.7

		Canada: 4.3%
37,888		Bank of Nova Scotia	1,518,162	0.3
77,668		BCE, Inc.	3,228,340	0.6
46,293		Canadian Imperial Bank of Commerce - XTSE	2,968,522	0.5
77,885		CI Financial Corp.	923,182	0.2
1,260		Constellation Software, Inc./Canada	1,432,301	0.2
28,860		Empire Co. Ltd.	653,141	0.1
16,553		Kirkland Lake Gold Ltd.	637,787	0.1
63,460		National Bank Of Canada	2,763,599	0.5
50,767		Open Text Corp.	2,109,069	0.4
18,069		Rogers Communications, Inc.	757,222	0.1
189,408		TELUS Corp.	3,282,329	0.6
42,118		Waste Connections, Inc.	3,960,777	0.7
		24,234,431		4.3

		China: 0.3%
610,000		BOC Hong Kong Holdings Ltd.	1,718,135	0.3

		Denmark: 1.6%
15,798		Carlsberg A/S	2,047,633	0.4
6,392		Coloplast A/S	1,081,113	0.2
88,441		Novo Nordisk A/S	5,793,299	1.0
		8,922,045		1.6

		Finland: 0.8%
40,320		Orion Oyj	2,158,072	0.4
64,469	(1)	Sampo OYJ	2,316,404	0.4
		4,474,476		0.8

		France: 1.3%
8,156		Danone	561,137	0.1
38,632		Edenred	1,616,531	0.3
10,324	(1)	Eiffage SA	942,430	0.2
65,942		Eutelsat Communications	660,219	0.1
81,857	(1)	Getlink SE	1,183,749	0.2
208,158		Orange SA	2,503,409	0.4
		7,467,475		1.3

		Germany: 1.0%
5,861		Allianz SE	1,062,225	0.2
1,386		Beiersdorf AG	145,585	0.0
95,632	(1)	Deutsche Post AG	2,995,025	0.6
408,103		Telefonica Deutschland Holding AG	1,244,588	0.2
		5,447,423		1.0

		Guernsey: 0.8%
69,661		Amdocs Ltd.	4,337,094	0.8

		Hong Kong: 1.3%
388,500		CK Hutchison Holdings Ltd.	2,391,947	0.4
168,000		CLP Holdings Ltd.	1,649,045	0.3
776,000		HKT Trust / HKT Ltd.	1,103,937	0.2
15,400		Jardine Matheson Holdings Ltd.	619,284	0.1
327,500		Power Assets Holdings Ltd.	1,833,872	0.3
		7,598,085		1.3

		Ireland: 1.1%
63,051		Medtronic PLC	6,215,568	1.1

		Israel: 0.2%
261,337		Bank Leumi Le-Israel BM	1,388,076	0.2

		Italy: 0.7%
95,496		Enel S.p.A.	738,349	0.1
681,265		Snam SpA	3,191,292	0.6
		3,929,641		0.7

		Japan: 8.6%
140,800		Canon, Inc.	2,891,270	0.5
13,300		Central Japan Railway Co.	2,279,379	0.4
12,600		East Japan Railway Co.	989,638	0.2
76,500		Fuji Film Holdings Corp.	3,508,793	0.6
2,900		Hikari Tsushin, Inc.	636,036	0.1
44,100		Hitachi Ltd.	1,424,396	0.3
13,500		Hoya Corp.	1,270,262	0.2
74,500		Japan Airlines Co. Ltd.	1,462,935	0.3
42,400		Kamigumi Co., Ltd.	830,978	0.2
28,800		Konami Holdings Corp.	1,011,833	0.2
12,900		Kyocera Corp.	698,788	0.1
19,800		Kyushu Railway Co.	562,673	0.1
13,100		Lawson, Inc.	726,734	0.1
107,600		LIXIL Group Corp.	1,503,190	0.3
31,500		Medipal Holdings Corp.	624,028	0.1
17,800		MEIJI Holdings Co., Ltd.	1,344,126	0.2
32,700		Mitsubishi Corp.	764,239	0.1
17,200		Mitsubishi Heavy Industries Ltd.	446,472	0.1
97,700		MS&AD Insurance Group Holdings, Inc.	2,877,741	0.5
102,600		Nippon Telegraph & Telephone Corp.	2,335,298	0.4
24,800		NTT DoCoMo, Inc.	681,595	0.1

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
167,200		ORIX Corp.	$ 2,212,637	0.4
23,900		Sankyo Co., Ltd.	616,494	0.1
8,000		Secom Co., Ltd.	694,392	0.1
177,500		Sekisui House Ltd.	3,388,323	0.6
55,100		Softbank Corp.	699,654	0.1
233,300		Sumitomo Corp.	2,811,056	0.5
49,900		Sumitomo Mitsui Financial Group, Inc.	1,448,214	0.3
77,300		Sundrug Co., Ltd.	2,603,869	0.5
15,700		Suzuken Co., Ltd.	571,188	0.1
22,500		Trend Micro, Inc.	1,238,451	0.2
728		United Urban Investment Corp.	770,766	0.1
38,500		West Japan Railway Co.	2,492,397	0.5
		48,417,845		8.6

		Netherlands: 1.8%
177,002	(2)	ABN AMRO Bank NV	1,408,357	0.3
174,457		ING Groep NV	1,134,251	0.2
88,500		Koninklijke Ahold Delhaize NV	2,243,822	0.4
320,997		Koninklijke KPN NV	784,636	0.1
40,634		Royal Dutch Shell PLC - Class A	643,154	0.1
79,555		Unilever NV	4,111,238	0.7
		10,325,458		1.8

		New Zealand: 0.1%
261,646		Spark New Zealand Ltd.	719,256	0.1

		Norway: 0.2%
120,688		Orkla ASA	1,083,988	0.2

		Singapore: 0.6%
697,800		ComfortDelgro Corp., Ltd.	712,917	0.1
1,238,100		Genting Singapore Ltd.	689,893	0.1
203,000		SATS Ltd.	383,278	0.1
226,600		Singapore Exchange Ltd.	1,331,302	0.3
		3,117,390		0.6

		Spain: 1.6%
10,894	(1),(2)	Aena SME SA	1,550,309	0.3
7,163		Amadeus IT Group SA	374,563	0.1
87,652		Enagas	1,975,651	0.3
124,575		Ferrovial SA - FERE	3,394,895	0.6
52,084		Red Electrica Corp. SA	917,103	0.2
117,563	(1)	Telefonica S.A.	550,512	0.1
		8,763,033		1.6

		Sweden: 0.3%
13,637		Swedish Match AB	951,768	0.2
73,606		Telefonaktiebolaget LM Ericsson	674,036	0.1
		1,625,804		0.3

		Switzerland: 3.2%
16,842		LafargeHolcim Ltd.-CHF	702,236	0.2
53,002		Nestle SA	5,754,801	1.0
21,283		Roche Holding AG	7,387,793	1.3
12,444		Zurich Insurance Group AG	4,026,901	0.7
		17,871,731		3.2

		United Kingdom: 3.6%
236,470	(2)	Auto Trader Group PLC	1,643,655	0.3
354,729		Aviva PLC	1,094,170	0.2
808,054		BT Group PLC	1,163,369	0.2
117,520		Compass Group PLC	1,722,765	0.3
439,280		Direct Line Insurance Group PLC	1,438,929	0.3
255,614		Evraz PLC	895,641	0.2
230,808		GlaxoSmithKline PLC	4,780,645	0.8
99,127		Persimmon PLC	2,827,483	0.5
337,540		Royal Bank of Scotland Group PLC	461,710	0.1
198,204		Sage Group PLC/The	1,699,625	0.3
61,686		Smith & Nephew PLC	1,258,484	0.2
840,653		Vodafone Group PLC	1,382,448	0.2
		20,368,924		3.6

		United States: 61.6%
69,377		AbbVie, Inc.	6,429,167	1.1
9,671		Accenture PLC	1,949,867	0.4
78,701		Aflac, Inc.	2,870,225	0.5
21,109		Air Products & Chemicals, Inc.	5,100,990	0.9
16,166		Allison Transmission Holdings, Inc.	609,782	0.1
24,203		Allstate Corp.	2,367,295	0.4
98,198		Altria Group, Inc.	3,834,632	0.7
36,855		Ameren Corp.	2,754,174	0.5
17,940		American Water Works Co., Inc.	2,278,380	0.4
25,698		Amgen, Inc.	5,902,831	1.1
3,910		Anthem, Inc.	1,149,970	0.2
108,411		Apple Hospitality REIT, Inc.	1,106,876	0.2
188,454		AT&T, Inc.	5,815,690	1.0
22,345		Avnet, Inc.	608,678	0.1
73,204		Bank of America Corp.	1,765,681	0.3
48,752		Booz Allen Hamilton Holding Corp.	3,888,460	0.7
93,900		Bristol-Myers Squibb Co.	5,607,708	1.0
28,334		Broadridge Financial Solutions, Inc. ADR	3,431,247	0.6
6,568		Camden Property Trust	601,432	0.1
4,425		Carlisle Cos., Inc.	530,381	0.1
29,997		CDK Global, Inc.	1,179,182	0.2
8,305		CDW Corp.	921,108	0.2
3,991		Chemed Corp.	1,909,733	0.3
50,372		Chevron Corp.	4,619,112	0.8
53,334		Cinemark Holdings, Inc.	801,610	0.1
134,041		Cisco Systems, Inc.	6,409,841	1.1
9,534		Citigroup, Inc.	456,774	0.1
28,271		Citrix Systems, Inc.	4,187,501	0.8
55,767		CMS Energy Corp.	3,266,831	0.6
15,164		Cognizant Technology Solutions Corp.	803,692	0.1
9,703		Colgate-Palmolive Co.	701,818	0.1
11,814		Columbia Sportswear Co.	863,131	0.2
11,574		Comcast Corp. – Class A	458,330	0.1
30,587		Comerica, Inc.	1,111,837	0.2

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
72,915	CoreCivic, Inc.	$ 877,167	0.2
31,755	Corporate Office Properties Trust SBI MD	792,922	0.1
10,685	CSX Corp.	764,832	0.1
47,765	Dolby Laboratories, Inc.	2,900,768	0.5
20,597	DTE Energy Co.	2,215,619	0.4
23,975	Eaton Corp. PLC	2,035,478	0.4
10,598	Encompass Health Corp.	776,304	0.1
3,924	Everest Re Group Ltd.	778,561	0.1
48,610	Evergy, Inc.	2,998,751	0.5
18,557	Exelon Corp.	710,919	0.1
28,181	Expedia Group, Inc.	2,239,826	0.4
188,098	Extended Stay America, Inc.	2,163,127	0.4
7,186	Federal Realty Investment Trust	574,233	0.1
26,052	Fidelity National Financial, Inc.	831,059	0.2
53,567	Flir Systems, Inc.	2,474,795	0.4
40,894	Flowers Foods, Inc.	964,689	0.2
68,498	Gaming and Leisure Properties, Inc.	2,365,921	0.4
73,723	General Mills, Inc.	4,647,498	0.8
26,091	General Motors Co.	675,235	0.1
87,832	Geo Group, Inc./The	1,052,227	0.2
15,501	Gilead Sciences, Inc.	1,206,443	0.2
18,997	Hanover Insurance Group, Inc.	1,906,349	0.3
62,015	Hartford Financial Services Group, Inc.	2,374,554	0.4
8,568	HCA Healthcare, Inc.	915,919	0.2
27,121	Hershey Co.	3,679,777	0.7
31,237	Honeywell International, Inc.	4,555,916	0.8
1,301	Humana, Inc.	534,256	0.1
103,798	Intel Corp.	6,532,008	1.2
38,361	International Business Machines Corp.	4,791,289	0.9
20,189	Intuit, Inc.	5,861,271	1.0
74,198	Jabil, Inc.	2,220,004	0.4
22,325	Jack Henry & Associates, Inc.	4,037,700	0.7
64,592	Johnson & Johnson	9,608,060	1.7
44,543	JPMorgan Chase & Co.	4,334,479	0.8
117,310	Juniper Networks, Inc.	2,845,941	0.5
6,984	Kansas City Southern	1,051,232	0.2
25,049	Kimberly-Clark Corp.	3,542,931	0.6
34,541	Kohl's Corp.	663,878	0.1
12,747	Lamar Advertising Co.	845,126	0.2
41,682	Leidos Holdings, Inc.	4,388,698	0.8
12,746	Life Storage, Inc.	1,242,480	0.2
7,696	Lockheed Martin Corp.	2,989,434	0.5
60,545	Maxim Integrated Products	3,492,236	0.6
59,136	MAXIMUS, Inc.	4,258,975	0.8
20,904	McDonald's Corp.	3,894,833	0.7
84,452	Merck & Co., Inc.	6,816,965	1.2
55,088	MGIC Investment Corp.	452,273	0.1
126,271	Microsoft Corp.	23,139,161	4.1
7,316	Motorola Solutions, Inc.	990,074	0.2
66,533	National Instruments Corp.	2,576,158	0.5
33,251	OGE Energy Corp.	1,041,421	0.2
120,544	Old Republic International Corp.	1,879,281	0.3
42,201	Omnicom Group	2,312,193	0.4
103,549	Oracle Corp.	5,567,830	1.0
34,886	Outfront Media, Inc.	489,799	0.1
46,796	Paychex, Inc.	3,382,415	0.6
46,137	PepsiCo, Inc.	6,069,322	1.1
191,168	Pfizer, Inc.	7,300,706	1.3
56,209	Philip Morris International, Inc.	4,123,492	0.7
36,855	Phillips 66	2,884,272	0.5
14,370	Pinnacle West Capital Corp.	1,119,423	0.2
29,642	Popular, Inc.	1,170,563	0.2
55,912	Procter & Gamble Co.	6,481,319	1.2
10,785	Public Storage, Inc.	2,186,551	0.4
19,444	Qualcomm, Inc.	1,572,631	0.3
38,182	Quest Diagnostics, Inc.	4,516,167	0.8
13,341	Reliance Steel & Aluminum Co.	1,294,077	0.2
51,661	Republic Services, Inc.	4,414,949	0.8
106,013	Retail Properties of America, Inc.	574,590	0.1
1,940	Roper Technologies, Inc.	763,972	0.1
73,547	Santander Consumer USA Holdings, Inc.	1,215,732	0.2
89,911	Service Corp. International	3,545,191	0.6
61,590	Silgan Holdings, Inc.	2,059,570	0.4
18,479	Simon Property Group, Inc.	1,066,238	0.2
30,403	Sonoco Products Co.	1,575,179	0.3
37,393	Southern Co.	2,134,019	0.4
55,893	Switch, Inc.	1,068,115	0.2
30,264	Synchrony Financial	616,478	0.1
21,786	Target Corp.	2,665,081	0.5
41,045	Texas Instruments, Inc.	4,873,683	0.9
39,668	Tyson Foods, Inc.	2,437,202	0.4
269,832	Valvoline, Inc.	4,951,417	0.9
53,246	Verizon Communications, Inc.	3,055,256	0.5
38,815	Waste Management, Inc.	4,143,501	0.7
104,344	Wells Fargo & Co.	2,761,986	0.5
136,567	Western Union Co.	2,734,071	0.5
146,558	Williams Cos., Inc.	2,994,180	0.5
50,771	Xerox Holdings Corp.	806,243	0.1
35,466	Yum! Brands, Inc.	3,182,364	0.6
16,644	Zions Bancorp NA	547,671	0.1
31,198	Zoetis, Inc.	4,348,689	0.8
		346,809,156	61.6

	Total Common Stock
	(Cost $577,315,482)	556,024,946	98.8

EXCHANGE-TRADED FUNDS: 0.3%
7,580	iShares MSCI EAFE ETF	452,071	0.1

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
3,023	SPDR S&P 500 ETF Trust	$ 919,960	0.2

	Total Exchange-Traded Funds
	(Cost $1,532,551)	1,372,031	0.3

	Total Investments in Securities (Cost $578,848,033)	$ 557,396,977	99.1
	Assets in Excess of Other Liabilities	5,283,465	0.9
	Net Assets	$ 562,680,442	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Information Technology	24.1%
Health Care	16.2
Consumer Staples	10.9
Financials	10.8
Industrials	10.2
Communication Services	6.4
Consumer Discretionary	5.5
Utilities	5.3
Materials	4.8
Real Estate	2.6
Energy	2.0
Exchange-Traded Funds	0.3
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$17,501,311	$–	$17,501,311
Belgium	–	3,688,601	–	3,688,601
Canada	24,234,431	–	–	24,234,431
China	–	1,718,135	–	1,718,135
Denmark	–	8,922,045	–	8,922,045
Finland	–	4,474,476	–	4,474,476
France	–	7,467,475	–	7,467,475
Germany	–	5,447,423	–	5,447,423
Guernsey	4,337,094	–	–	4,337,094
Hong Kong	–	7,598,085	–	7,598,085
Ireland	6,215,568	–	–	6,215,568
Israel	–	1,388,076	–	1,388,076

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Italy	$–	$3,929,641	$–	$3,929,641
Japan	–	48,417,845	–	48,417,845
Netherlands	–	10,325,458	–	10,325,458
New Zealand	–	719,256	–	719,256
Norway	–	1,083,988	–	1,083,988
Singapore	–	3,117,390	–	3,117,390
Spain	1,550,309	7,212,724	–	8,763,033
Sweden	–	1,625,804	–	1,625,804
Switzerland	–	17,871,731	–	17,871,731
United Kingdom	–	20,368,924	–	20,368,924
United States	346,809,156	–	–	346,809,156
Total Common Stock	383,146,558	172,878,388	–	556,024,946
Exchange-Traded Funds	1,372,031	–	–	1,372,031
Total Investments, at fair value	$384,518,589	$172,878,388	$–	$557,396,977
Other Financial Instruments+
Forward Foreign Currency Contracts	–	237,996	–	237,996
Total Assets	$384,518,589	$173,116,384	$–	$557,634,973
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(755,373)	$–	$(755,373)
Written Options	–	(14,970,859)	–	(14,970,859)
Total Liabilities	$–	$(15,726,232)	$–	$(15,726,232)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,627,933	CHF 8,200,000	Morgan Stanley & Co. International PLC	06/30/20	$95,463
USD 23,239,443	JPY 2,500,000,000	Morgan Stanley & Co. International PLC	06/30/20	48,523
USD 7,404,612	AUD 12,000,000	State Street Bank and Trust Co.	06/30/20	(594,201)
USD 10,056,045	GBP 8,100,000	State Street Bank and Trust Co.	06/30/20	51,318
USD 20,146,060	EUR 18,100,000	The Bank of New York Mellon	06/30/20	42,692
USD 9,280,862	CAD 13,000,000	The Bank of New York Mellon	06/30/20	(161,172)
				$(517,377)

At May 31, 2020, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas	Call	07/02/20	EUR	2,934.520	7,606	EUR	23,199,821	$621,638	$(1,445,679)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	07/02/20	GBP	6,053.210	4,705	GBP	28,590,403	872,090	(1,249,065)
Nikkei 225 Index	Morgan Stanley & Co. International PLC	Call	06/05/20	JPY	19,647.240	152,474	JPY	3,335,809,400	896,905	(3,163,840)
S&P 500® Index	UBS AG	Call	06/05/20	USD	2,868.350	21,621	USD	65,821,026	1,991,863	(3,941,688)
S&P 500® Index	UBS AG	Call	06/19/20	USD	2,959.100	32,357	USD	98,504,739	2,483,749	(3,967,393)
S&P 500® Index	Barclays Bank PLC	Call	07/02/20	USD	2,985.000	9,677	USD	29,459,788	763,904	(1,203,194)
									$7,630,149	$(14,970,859)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $570,968,766.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 49,125,967
Gross Unrealized Depreciation	(77,985,817)
Net Unrealized Depreciation	$ (28,859,850)